UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2011 (Unaudited)

DWS Strategic Value Fund

	Shares	Value ($)

Common Stocks 96.4%
Consumer Discretionary 6.6%
Auto Components 0.6%
Autoliv, Inc. (a)	140,000	7,814,800
Automobiles 0.4%
General Motors Co.*	218,000	5,238,540
Hotels Restaurants & Leisure 3.8%
Royal Caribbean Cruises Ltd.	216,000	5,607,360
Yum! Brands, Inc. (a)	889,000	48,334,930

		53,942,290
Specialty Retail 1.8%
AutoZone, Inc.*	83,000	25,481,000
Consumer Staples 10.8%
Food & Staples Retailing 0.4%
SUPERVALU, Inc. (a)	750,000	5,977,500
Food Products 3.7%
Flowers Foods, Inc. (a)	728,000	13,868,400
General Mills, Inc. (a)	404,000	15,315,640
H.J. Heinz Co. (a)	430,000	22,635,200

		51,819,240
Household Products 0.6%
Procter & Gamble Co.	119,000	7,577,920
Tobacco 6.1%
Altria Group, Inc.	3,146,000	85,539,740
Energy 10.1%
Energy Equipment & Services 0.7%
Diamond Offshore Drilling, Inc. (a)	161,000	10,260,530
Oil, Gas & Consumable Fuels 9.4%
Apache Corp.	554,600	57,162,622
Devon Energy Corp.	491,000	33,304,530
Marathon Oil Corp.	451,000	12,140,920
Occidental Petroleum Corp.	191,700	16,628,058
Valero Energy Corp.	572,000	12,995,840

		132,231,970
Financials 20.6%
Capital Markets 1.6%
Ares Capital Corp. (a)	490,000	7,452,900
Bank of New York Mellon Corp. (a)	297,000	6,138,990
Morgan Stanley	471,000	8,242,500

		21,834,390
Commercial Banks 5.3%
Huntington Bancshares, Inc.	510,000	2,565,300
PNC Financial Services Group, Inc.	1,218,800	61,110,632
Wells Fargo & Co.	397,000	10,361,700

		74,037,632
Diversified Financial Services 2.3%
Bank of America Corp.	2,370,000	19,362,900
JPMorgan Chase & Co.	350,000	13,146,000

		32,508,900
Insurance 8.3%
Allstate Corp.	255,000	6,688,650
American International Group, Inc.* (a)	350,000	8,865,500
Hartford Financial Services Group, Inc.	200,000	3,828,000
Loews Corp.	201,000	7,561,620
MetLife, Inc.	998,000	33,532,800
Reinsurance Group of America, Inc.	1,055,000	56,305,350

		116,781,920
Real Estate Investment Trusts 2.9%
Annaly Capital Management, Inc. (REIT) (a)	407,000	7,378,910
Chimera Investment Corp. (REIT)	2,120,000	6,423,600
Simon Property Group, Inc. (REIT)	202,000	23,735,000
Weyerhaeuser Co. (REIT)	178,000	3,209,340

		40,746,850
Thrifts & Mortgage Finance 0.2%
People's United Financial, Inc.	202,000	2,373,500
Health Care 8.5%
Pharmaceuticals
Bristol-Myers Squibb Co.	620,000	18,445,000
Eli Lilly & Co.	895,000	33,571,450
Merck & Co., Inc.	690,000	22,852,800
Mylan, Inc.* (a)	635,000	13,182,600
Pfizer, Inc.	1,620,000	30,747,600

		118,799,450
Industrials 13.5%
Aerospace & Defense 8.8%
Honeywell International, Inc.	780,000	37,291,800
Precision Castparts Corp. (a)	304,700	49,925,095
United Technologies Corp. (a)	480,000	35,640,000

		122,856,895
Machinery 3.8%
Parker Hannifin Corp. (a)	728,000	53,457,040
Road & Rail 0.9%
CSX Corp.	603,000	13,229,820
Information Technology 9.0%
Communications Equipment 0.4%
Cisco Systems, Inc.	350,000	5,488,000
Computers & Peripherals 4.9%
Apple, Inc.*	148,700	57,224,221
Hewlett-Packard Co.	205,000	5,336,150
Lexmark International, Inc. "A"* (a)	208,000	6,647,680

		69,208,051
IT Services 0.4%
Computer Sciences Corp. (a)	170,000	5,212,200
Software 3.3%
Oracle Corp.	1,645,000	46,175,150
Materials 2.0%
Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	605,000	28,519,700
Telecommunication Services 6.1%
Diversified Telecommunication Services
AT&T, Inc.	2,413,000	68,722,240
Frontier Communications Corp. (a)	1,050,000	7,864,500
Windstream Corp. (a)	680,000	8,636,000

		85,222,740
Utilities 9.2%
Electric Utilities 4.1%
American Electric Power Co., Inc.	237,000	9,155,310
Entergy Corp. (a)	231,000	15,063,510
Exelon Corp. (a)	376,000	16,213,120
PPL Corp. (a)	570,000	16,461,600

		56,893,540
Independent Power Producers & Energy Traders 3.8%
AES Corp.*	4,979,000	54,071,940
Multi-Utilities 1.3%
Ameren Corp.	295,000	8,926,700
Public Service Enterprise Group, Inc.	268,000	9,146,840

		18,073,540

Total Common Stocks (Cost $1,429,332,972)		1,351,374,788
Securities Lending Collateral 14.2%
Daily Assets Fund Institutional, 0.13% (b) (c) (Cost $199,085,040)	199,085,040	199,085,040
Cash Equivalents 3.3%
Central Cash Management Fund, 0.09% (b) (Cost $46,366,793)	46,366,793	46,366,793

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,674,784,805) †	113.9	1,596,826,621
Other Assets and Liabilities, Net	(13.9)	(195,254,870)

Net Assets	100.0	1,401,571,751

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,678,416,826.  At August 31, 2011, net unrealized depreciation for all securities based on tax cost was $81,590,205.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,564,594 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $142,154,799.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2011 amounted to $196,272,428, which is 14.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At August 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	9/16/2011	920	56,014,200	2,394,112

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,351,374,788	$—	$—	$1,351,374,788
Short-Term Investments(d)	245,451,833	—	—	245,451,833
Derivatives(e)	2,394,112			2,394,112
Total	$1,599,220,733	$—	$—	$1,599,220,733

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$2,394,112

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2011